Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005439
Average Annual Return [Line Items]
Average Annual Return, Percent	11.70%	8.48%	8.27%
Without Sales Load [Member] | C000005440
Average Annual Return [Line Items]
Average Annual Return, Percent	11.38%	8.21%	8.00%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%